UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC File Number: 000-50640

CUSIP Number: 866615107

(Check One):   ☐ Form 10-K     ☐ Form 20-F     ☐ Form 11-K     ☒ Form 10-Q     ☐ Form N-SAR     ☐ Form N-CSR

For	Period Ended: March 31, 2005

[    ] Transition Report on Form 10-K

[    ] Transition Report on Form 20-F

[    ] Transition Report on Form 11-K

[    ] Transition Report on Form 10-Q

[    ] Transition Report on Form N-SAR

[    ] Transition Report on Form N-CSR

For	the Transition Period Ended: __________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I—REGISTRANT INFORMATION

SumTotal Systems, Inc.

Full Name of Registrant

Former Name if Applicable

1808 N. Shoreline Blvd.

Address of Principal Executive Office (Street and Number)

Mountain View, California 94043

City, State and Zip Code

PART II—RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12-b-25(b), the following should be completed. (Check box if appropriate.) ☐

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III—NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

(Attach Extra Sheets if Needed)

On March 8, 2005 the Company announced that it had determined that it was unable to render an assessment on its internal control over financial reporting as required by Section 404 of the Sarbanes-Oxley Act and as of that date decided to expand the scope of its internal control review, improve its existing documentation and conduct additional testing. Due to the additional time required (i) by the Company’s independent registered public accounting firm to complete its audit of the Company’s financial statements and deliver its opinion on the Company’s financial statements; (ii) by the Company to expand the scope of its internal control review, improve its existing documentation, conduct additional testing and render management’s assessment of internal control over financial reporting; and (iii) to obtain the report of the Company’s independent registered public accounting firm on management’s assessment of the Company’s internal control over financial reporting, the Company determined that it could not file its Form 10-K for the year ended December 31, 2004 within the prescribed period without unreasonable effort or expense. As of March 8, 2005, the Company had identified two material weaknesses in its internal control over financial reporting.

On April 5, 2005, the staff of Nasdaq notified the Company that based on its filing delinquency, its securities would be delisted from the Nasdaq National Market effective April 14, 2005, unless the Company requested a hearing. On April 12, 2005, the Company requested a hearing. The hearing was held on May 12, 2005. The Nasdaq Listing Qualifications Panel rendered its decision granting SumTotal Systems an extension to August 1, 2005 to file its Form 10-K for fiscal year 2004 and Form 10-Q for the quarter ended March 31, 2005. The Company currently expects to file both its Form 10-K for fiscal year 2004 and Form 10-Q for the quarter ended March 31, 2005 by August 1, 2005, though there can be no assurance it will be able to do so.

On April 28, 2005, the Company issued a press release setting forth its financial condition and results of operations as of and for the quarter ended March 31, 2005. The deadline for filing the Company’s quarterly report on Form 10-Q for the quarter ended March 31, 2005 was May 10, 2005. The Company failed to file its Form 10-Q by the deadline because it cannot file its Form 10-Q until it has filed its Form 10-K for the year ended December 31, 2004.

PART IV—OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Erika Rottenberg	(650)	934-9500
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☐ Yes   ☒ No

Form 10-K for year ended December 31, 2004

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes   ☒ No

The Company believes that the financial results reported by the Company on April 28, 2005 for the quarter ended March 31, 2005 fairly present in all material respects the financial condition and results of operations of the Company as of and for the quarter ended March 31, 2005. However, until the Company files its quarterly report on Form 10-Q for the quarter ended March 31, 2005, there can be no assurance that there will not be a material change in previously reported financial results.

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

SumTotal Systems, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	July 28, 2005	By:	/s/ Erika Rottenberg
Name: Erika Rottenberg Title: Senior Vice President, General Counsel and Secretary

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (See 18 U.S.C. 1001).

General Instructions

1	This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.	One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.	Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5.	Electronic filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this Chapter).

http://www.sec.gov/divisions/corpfin/forms/12b-25.htm

Last update: 10/21/2002